Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2012
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(39,881)	(39,881)
Vessel acquisitions and other vessels' cost	54,900	-	54,900
Disposals	(25,020)	9,292	(15,728)
Balance, June 30, 2012	2,327,988	(709,810)	1,618,178